Summary of Significant Accounting Policies (Details) - Schedule of Plant and Equipment on a Straight-Line Basis Over the Estimated Useful Life of the Assets	Apr. 30, 2024	Jan. 31, 2024
Furniture and fixtures [Member]
Schedule of Plant and Equipment on a Straight-Line Basis Over the Estimated Useful Life of the Assets [Line Items]
Property plant and equipment, useful life	3 years	3 years
Minimum [Member] | Lab Equipment [Member]
Schedule of Plant and Equipment on a Straight-Line Basis Over the Estimated Useful Life of the Assets [Line Items]
Property plant and equipment, useful life		5 years
Minimum [Member] | Machinery and equipment [Member]
Schedule of Plant and Equipment on a Straight-Line Basis Over the Estimated Useful Life of the Assets [Line Items]
Property plant and equipment, useful life	10 years	10 years
Maximum [Member] | Lab Equipment [Member]
Schedule of Plant and Equipment on a Straight-Line Basis Over the Estimated Useful Life of the Assets [Line Items]
Property plant and equipment, useful life		10 years
Maximum [Member] | Machinery and equipment [Member]
Schedule of Plant and Equipment on a Straight-Line Basis Over the Estimated Useful Life of the Assets [Line Items]
Property plant and equipment, useful life	20 years	20 years